Supplement to the
Fidelity® Disruptors ETF
September 29, 2023
Summary Prospectus

Niamh Brodie-Machura no longer serves as Co-Portfolio Manager of the fund.

DRE-SUSTK-0224-101 1.9910221.101	February 12, 2024